Provision for Income Taxes (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Components Of Income Tax Expense Benefit [Line Items]
Current U.S. federal	$ 68.9	$ 32.2	$ 42.7
Current Non-U.S.	169.2	166.2	164.7
Current U.S. state and local	4.2	0.4	1.6
Deferred U.S. federal	(9.3)	(3.2)	11.7
Deferred Non-U.S.	(13.7)	2.9	22.2
Deferred U.S. state and local	(1.1)	(0.5)	1.2
Total income tax expense	$ 218.2	$ 198.0	$ 244.1